Share-Based Payment (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment [Abstract]
Schedule of compensation related costs
	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	Unaudited				Audited

Research and development	$613	$736	$419	$507	$1,600
Commercial activities	(177)	634	(355)	434	879
General and administrative	785	1,040	258	378	2,389

	$1,221	$2,410	$322	$1,319	$4,868

Schedule of fair value measurement of equity-settled share options
	June 30,		December 31,
	2020	2019	2019
	Unaudited

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	76%	88%-95%	78%-84%
Risk-free interest rate (%)	0.6	2.52-2.7	1.92-2.63

Schedule of stock option activity

	Six months ended June 30,				Year ended December 31,
	2020		2019		2019
	Unaudited		Unaudited
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,405,188	$4.76	3,197,616	$3.07	3,197,616	3.07
Granted during the period	621,200	4.68	544,800	10.93	790,300	8.82
Expired during the period	(10,938)	8.00	-	-	39,094	5.21
Exercised during the period	(467,557)	0.31	(466,375)	0.25	480,878	0.27
Forfeited during the period	(211,482)	8.23	-	-	62,756	6.16

Share options outstanding at end of period	3,336,411	5.14	3,276,041	4.78	3,405,188	4.76

Share options exercisable at end of period	1,973,898	$3.01	1,438,658	$2.16	1,865,572	2.68